Provisions recognized under IAS 37 (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		$ 3,180		$ 4,048
Additions from acquired companies		2		7
Increase in provisions recognized in the income statement		1,155		1,004
Release of provisions recognized in the income statement		(311)		(347)
Provisions used in conformity with designated purpose		(628)		(1,632)
Capitalized reinstatement costs		1		8
Foreign currency translation / unwind of discount		(21)		94
Balance at the end of period		3,377		3,180
Personnel related restructuring provisions		50		85
Personnel related provisions for onerous lease contracts		170		241
Real estate related reinstatement costs for leasehold improvements		89		95
Real estate related provisions for onerous lease contracts		42		42
Operational risks
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	44
Additions from acquired companies	[1]	0
Increase in provisions recognized in the income statement	[1]	27
Release of provisions recognized in the income statement	[1]	(5)
Provisions used in conformity with designated purpose	[1]	(20)
Capitalized reinstatement costs	[1]	0
Foreign currency translation / unwind of discount	[1]	0
Balance at the end of period	[1]	46		44
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[3]	2,508	[2]	3,204
Additions from acquired companies	[2]	0
Increase in provisions recognized in the income statement	[3]	905	[2]	703
Release of provisions recognized in the income statement	[3]	(220)	[2]	(214)
Provisions used in conformity with designated purpose	[3]	(350)	[2]	(1,251)
Capitalized reinstatement costs	[2]	0
Foreign currency translation / unwind of discount	[3]	(16)	[2]	66
Balance at the end of period	[2],[3]	2,827		2,508
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		331
Additions from acquired companies		0
Increase in provisions recognized in the income statement		174
Release of provisions recognized in the income statement		(65)
Provisions used in conformity with designated purpose		(214)
Capitalized reinstatement costs		0
Foreign currency translation / unwind of discount		(1)
Balance at the end of period		224	[4]	331
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		137
Additions from acquired companies		2
Increase in provisions recognized in the income statement		4
Release of provisions recognized in the income statement		(1)
Provisions used in conformity with designated purpose		(10)
Capitalized reinstatement costs		1
Foreign currency translation / unwind of discount		(1)
Balance at the end of period		131	[5]	137
Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		70
Additions from acquired companies	[6]	0
Increase in provisions recognized in the income statement	[6]	10
Release of provisions recognized in the income statement	[6]	(7)
Provisions used in conformity with designated purpose	[6]	0
Capitalized reinstatement costs	[6]	0
Foreign currency translation / unwind of discount	[6]	(2)
Balance at the end of period		70	[6]	70
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[6]	91
Additions from acquired companies		0
Increase in provisions recognized in the income statement		35
Release of provisions recognized in the income statement		(14)
Provisions used in conformity with designated purpose		(33)
Capitalized reinstatement costs		0
Foreign currency translation / unwind of discount		(1)
Balance at the end of period		78		91	[6]
UBS AG
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		3,130		4,043
Additions from acquired companies		2		7
Increase in provisions recognized in the income statement		1,117		956
Release of provisions recognized in the income statement		(301)		(338)
Provisions used in conformity with designated purpose		(587)		(1,598)
Capitalized reinstatement costs		0		(4)
Reclassifications		0		(35)
Foreign currency translation / unwind of discount		(20)		91
Balance at the end of period		3,341		3,130
Personnel related restructuring provisions		40		56
Personnel related provisions for onerous lease contracts		170		241
Real estate related reinstatement costs for leasehold improvements		83		89
Real estate related provisions for onerous lease contracts		40		40
UBS AG | Operational risks
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	44
Additions from acquired companies	[1]	0
Increase in provisions recognized in the income statement	[1]	25
Release of provisions recognized in the income statement	[1]	(5)
Provisions used in conformity with designated purpose	[1]	(20)
Capitalized reinstatement costs	[1]	0
Reclassifications	[1]	0
Foreign currency translation / unwind of discount	[1]	0
Balance at the end of period	[1]	45		44
UBS AG | Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[3]	2,508	[2]	3,204
Additions from acquired companies	[2]	0
Increase in provisions recognized in the income statement	[3]	905	[2]	703
Release of provisions recognized in the income statement	[3]	(220)	[2]	(214)
Provisions used in conformity with designated purpose	[3]	(350)	[2]	(1,251)
Capitalized reinstatement costs	[2]	0
Reclassifications	[2]	0
Foreign currency translation / unwind of discount	[3]	(16)	[2]	66
Balance at the end of period	[2],[3]	2,827		2,508
UBS AG | Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		302
Additions from acquired companies		0
Increase in provisions recognized in the income statement		142
Release of provisions recognized in the income statement		(54)
Provisions used in conformity with designated purpose		(173)
Capitalized reinstatement costs		0
Reclassifications		0
Foreign currency translation / unwind of discount		(1)
Balance at the end of period		215	[7]	302
UBS AG | Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		128
Additions from acquired companies		2
Increase in provisions recognized in the income statement		4
Release of provisions recognized in the income statement		(1)
Provisions used in conformity with designated purpose		(11)
Capitalized reinstatement costs		0
Reclassifications		0
Foreign currency translation / unwind of discount		0
Balance at the end of period		122	[8]	128
UBS AG | Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		57
Additions from acquired companies	[6]	0
Increase in provisions recognized in the income statement	[6]	8
Release of provisions recognized in the income statement	[6]	(7)
Provisions used in conformity with designated purpose	[6]	0
Capitalized reinstatement costs	[6]	0
Reclassifications	[6]	0
Foreign currency translation / unwind of discount	[6]	(2)
Balance at the end of period		55	[6]	57
UBS AG | Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[6]	91
Additions from acquired companies		0
Increase in provisions recognized in the income statement		34
Release of provisions recognized in the income statement		(14)
Provisions used in conformity with designated purpose		(33)
Capitalized reinstatement costs		0
Reclassifications		0
Foreign currency translation / unwind of discount		(1)
Balance at the end of period		$ 77		$ 91	[6]

[1]	Comprises provisions for losses resulting from security risks and transaction processing risks
[2]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[3]
Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (items 3 and 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio.

[4]
Primarily consists of personnel-related restructuring provisions of USD 50 million as of 31 December 2018 (31 December 2017: USD 85 million) and provisions for onerous lease contracts of USD 170 million as of 31 December 2018 (31 December 2017: USD 241 million).

[5]
Consists of reinstatement costs for leasehold improvements of USD 89 million as of 31 December 2018 (31 December 2017: USD 95 million) and provisions for onerous lease contracts of USD 42 million as of 31 December 2018 (31 December 2017: USD 42 million).

[6]	Includes provisions for sabbatical and anniversary awards.
[7]
Primarily consists of personnel-related restructuring provisions of USD 40 million as of 31 December 2018 (31 December 2017: USD 56 million) and provisions for onerous lease contracts of USD 170 million as of 31 December 2018 (31 December 2017: USD 241 million).

[8]
Consists of reinstatement costs for leasehold improvements of USD 83 million as of 31 December 2018 (31 December 2017: USD 89 million) and provisions for onerous lease contracts of USD 40 million as of 31 December 2018 (31 December 2017: USD 40 million).